Note 4 - Loans and Related Allowance for Loan Losses - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans, nonacrrual status	$ 5,903	$ 7,545
Loans, 90+ days past due and accruing	0	2
Commercial And Industrial [Member]
Loans, nonacrrual status	454	1,450
Loans, 90+ days past due and accruing	0	0
Real Estate Construction Porfolio Segment [Member]
Loans, nonacrrual status		130
Loans, 90+ days past due and accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, nonacrrual status	4,034	4,122
Loans, 90+ days past due and accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, nonacrrual status	1,409	1,842
Loans, 90+ days past due and accruing	0	0
Consumer Portfolio Segment [Member]
Loans, nonacrrual status	6	1
Loans, 90+ days past due and accruing	$ 0	$ 2